Note 7 - Long-term Debt and Note Payable to Bank	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long-term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended (the “North Carolina Real Estate Loan”) and a revolving credit facility, as amended (the “Commercial Loan”).

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with BNC Bancorp, as successor to Valley Bank (“BNC”), have a fixed interest rate of 4.25% and are secured by a first priority lien on all of the Company’s personal property and assets, except for the Company’s inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper, as well as a first lien deed of trust on the Company’s real property.

Long-term debt as of October 31, 2015 and 2014 consists of the following:

	October 31,
	2015	2014
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $36,426, including interest (at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,374,777	$5,575,586
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $12,553, including interest (at 4.25%), with final payment of $1,674,217 due April 30, 2018	1,852,230	1,921,433
Total long-term debt	7,227,007	7,497,019
Less current installments	280,999	269,996
Long-term debt, excluding current installments	$6,946,008	$7,227,023

The Commercial Loan with SunTrust Bank (“SunTrust”) provides the Company with a revolving line of credit for the working capital needs of the Company. Under the terms of the Commercial Loan, the Company may borrow an aggregate principal amount at any one time outstanding not to exceed the lesser of (i) $9.0 million, or (ii) the sum of 85% of certain receivables aged 90 days or less plus 35% of the lesser of $1.0 million or certain foreign receivables plus 25% of certain raw materials inventory.

On May 7, 2015, the Company entered into a commercial note of renewal (“Binding Letter of Renewal”) extending the maturity date of the Commercial Loan to August 31, 2017. The Binding Letter of Renewal extends the maturity date of the Commercial Loan. All other terms of the Commercial Loan remain unaltered and remain in full force and effect. Within the revolving loan limit of the Commercial Loan and the Binding Letter of Renewal, the Company may borrow, repay, and reborrow, at any time until August 31, 2017. The Company also entered into an Amended and Restated Security Agreement dated May 7, 2015 which is substantially similar in all material aspects to, and replaces in its entirety, the original Security Agreement dated April 30, 2010.

Advances under the Commercial Loan accrue interest at LIBOR plus 2.2% (resulting in a 2.39% rate at October 31, 2015). Accrued interest on the outstanding principal balance is due on the first day of each month, with all then outstanding principal, interest, fees and costs due at the Commercial Loan maturity date of August 31, 2017.

The Commercial Loan is secured by a first priority lien on all of the Company’s inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper.

The terms of the Company’s credit facilities with both SunTrust and BNC require it to comply, on a quarterly basis, with specific financial covenants including a debt service coverage ratio. The Company is required to maintain a debt service coverage ratio of not less than 1.5 to 1.0. The ratio is calculated by dividing adjusted EBITDA, as defined in the loan agreements, by current maturities of long-term debt plus consolidated interest expense. As of October 31, 2015, the Company had a debt service coverage ratio of 1.08, and therefore, the Company was not in compliance with the debt service coverage ratio covenant under its credit facilities.

Subsequent to its fiscal year end, OCC entered into (i) a Modification of Commercial Note and Agreement to Commercial Note and (ii) a Second Amended and Restated Security Agreement (collectively, the “Commercial Loan Modification”) with SunTrust, as of January 25, 2016, and OCC entered into a Seventh Loan Modification Agreement (the “Real Estate Loan Modification”) with BNC, dated as of January 25, 2016.

The Commercial Loan Modification and the Real Estate Loan Modification (together, the “Loan Modifications”) both provide a waiver of non-compliance of the debt service coverage ratio covenant for both the quarter ended October 31, 2015 and the quarter ending January 31, 2016. Further, the debt service coverage covenant has been modified to an interest coverage covenant, as defined in the Loan Modifications, with a ratio of 1.25 to 1.00 for the quarter ending April 30, 2016, increasing to 1.50 to 1.00 for the quarters ending July 31, 2016 and October 31, 2016.

Pursuant to the Commercial Loan Modification with SunTrust, the Company agreed to an increase in the interest rate on advances under the Commercial Loan from LIBOR plus 2.2% to LIBOR plus 2.75%, effective January 25, 2016, and a covenant waiver fee of $25,000. Additionally, the Commercial Loan Modification limits certain capital expenditures and additional indebtedness, if any, and has placed certain limits on dividend payments and stock repurchases, in each case as defined in the Commercial Loan Modification.

Pursuant to the Real Estate Loan Modification with BNC, OCC agreed to a covenant waiver fee of $10,000. Additionally, the Real Estate Loan Modification has similar limits on capital expenditures, as defined in the Real Estate Loan Modification, to those limits set forth in the Commercial Loan Modification with SunTrust.

As of October 31, 2015 and 2014, respectively, the Company had $6.0 million and $2.5 million of outstanding borrowings on its Commercial Loan and $2.6 million and $6.5 million in available credit.

The aggregate maturities of long-term debt for each of the three years subsequent to October 31, 2015 are: $280,999 in fiscal year 2016, $6,294,214 in fiscal year 2017 and $6,651,794 in fiscal year 2018.